Summary of Significant Accounting Policies - Additional Information (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Significant Accounting Policies [Line Items]
Cash and cash equivalents, maximum original maturities of highly liquid investments	three months or less
Depreciation	¥ 34,935	¥ 31,511	¥ 32,981
Advertising costs	296	228	246
Minimum percentage of likelihood of tax benefits being realized upon settlement in measurement of benefits from tax positions that meet the more-likely-than-not recognition threshold	50.00%
Proprietary technology
Significant Accounting Policies [Line Items]
Weighted average amortization period (in years)	12 years
Customer relationships
Significant Accounting Policies [Line Items]
Weighted average amortization period (in years)	18 years
Software
Significant Accounting Policies [Line Items]
Weighted average amortization period (in years)	6 years
Spindle motor factories | Minimum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life (in years)	10 years
Spindle motor factories | Maximum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life (in years)	20 years
Other products factories | Minimum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life (in years)	7 years
Other products factories | Maximum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life (in years)	47 years
Head office and sales offices
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life (in years)	50 years
Leasehold Improvements | Minimum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life (in years)	3 years
Leasehold Improvements | Maximum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life (in years)	18 years
Machinery and Equipment | Minimum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life (in years)	2 years
Machinery and Equipment | Maximum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life (in years)	15 years
Change in Accounting Method Accounted for as Change in Estimate
Significant Accounting Policies [Line Items]
Increase in Income from continuing operations before income taxes due to change in depreciation method		1,241
Increase in Income from continuing operations due to change in depreciation method		¥ 813
Increase in earning per share due to change in depreciation method		¥ 5.92